Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

2017
	Cost	Accumulated depreciation	Net book value
Generation	$2,988,569	$494,912	$2,493,657
Distribution	5,247,499	483,345	4,764,154
Land	89,935	—	89,935
Equipment and other	143,158	51,026	92,132
Construction in progress
Generation	263,418	—	263,418
Distribution	206,197	—	206,197
	$8,938,776	$1,029,283	$7,909,493

2016
	Cost	Accumulated depreciation	Net book value
Generation	$2,613,267	$419,227	$2,194,040
Distribution	2,638,488	462,454	2,176,034
Land	60,868	—	60,868
Equipment and other	139,961	44,700	95,261
Construction in progress
Generation	197,405	—	197,405
Distribution	166,338	—	166,338
	$5,816,327	$926,381	$4,889,946